Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,883,530
Previously Paid Amount	0.00
Total Fee Amount	5,922.22
Total Offset Amount	0.00
Net Fee	5,922.22
Narrative - Max Aggregate Offering Price	$ 42,883,530
Final Prospectus	true